Segment analysis - Segment results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment analysis
Revenue	$ 8,596	$ 7,014	$ 5,795
Adjusted EBITDA	1,508	1,281	1,041
Capital expenditure	492	351	339
Segment assets	11,191	10,851	6,902	$ 7,425
Metal Packaging Europe
Segment analysis
Revenue	3,339	2,470	1,839
Adjusted EBITDA	554	404	289
Capital expenditure	176	80	51
Segment assets	4,485	4,159	2,028
Metal Packaging Americas
Segment analysis
Revenue	1,931	1,168	435
Adjusted EBITDA	265	154	49
Capital expenditure	80	39	17
Segment assets	1,858	1,934	441
Glass Packaging Europe
Segment analysis
Revenue	1,549	1,541	1,619
Adjusted EBITDA	340	328	318
Capital expenditure	110	99	122
Segment assets	2,226	2,003	1,924
Glass Packaging North America
Segment analysis
Revenue	1,777	1,835	1,902
Adjusted EBITDA	349	395	385
Capital expenditure	126	133	149
Segment assets	$ 2,622	$ 2,755	$ 2,509